Credit facilities (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Credit Facilities
Interest expense pertaining	$ 57,566	$ 67,109
guarantee description	As of March 31, 2025, letters of guarantee were provided by banks with an aggregate amount of $514,601 ($252,085 maturing within one year and $262,516 maturing within two years) to secure the Company’s assurance-type warranties. The letters of guarantee were pledged by restricted cash held by the Company amounted to $194,647 and third parties, that were counter guaranteed by the Company		As of September 30, 2024, letters of guarantee were provided by banks with an aggregate amount of $348,125 ($146,845 maturing within one year and $201,280 maturing within two years) to secure the Company’s assurance-type warranties. The letters of guarantee were pledged by restricted cash held by the Company amounted to $348,399